Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 218,347	$ 1,466,019	$ 118,706
Restricted Cash	1,100,000
Accounts receivable:
Trade	1,307,730
Other	401,382
Related Party	64,950	$ 660	409
Other assets	25,708
Prepaid Expenses		$ 39,002	87,252
Total Current Assets	3,118,117	1,466,019	206,367
PROPERTY AND EQUIPMENT, NET	128,494	$ 2,315
OTHER ASSETS
Deposits	200,000
Intangibles, net	315,185	$ 33,951
Total other assets	515,185	33,951
Cash and Investments Held in Trust Account		65,355,296	75,048,721
Total Assets	3,761,796	1,502,285	75,255,088
Accounts payable:
Trade	1,370,662	48,166
Related party	238,597	30,101
Accrued Liabilities	439,120	$ 36,008
Customer deposits	750,000
Accounts Payable and Accrued Expenses		$ 2,184,357	194,115
Due to Affiliate		1,442	$ 1,442
Notes Payable, Sponsor		709,168
Notes Payable, Affiliate of Sponsor		440,832
Total Current Liabilities	2,798,379	114,275	$ 195,557
LONG TERM LIABILITIES
Loan from officer	489,899	489,899
Total long term liabilities	489,899	489,899
Deferred Underwriting Fee		2,343,750	2,343,750
Warrant Liability, at fair value		4,331,250	5,906,250
Total liabilities	$ 3,288,278	$ 604,174	8,445,557
Common stock subject to possible redemption; 5,053,083 and 6,180,953 shares at $10.00 per share at December 31, 2014 and December 31, 2013, respectively			$ 61,809,530
Stockholders' Equity:
Preferred Stock, $.0001 par value; 1,000,000 shares authorized, no shares issued and outstanding
Common Stock, $.0001 par value; 29,000,000 shares authorized; 3,642,084, 3,732,226, and 3,569,047 shares issued and outstanding at June 30, 2015, December 31, 2014 and December 31, 2013, respectively (excluding 5,053,083 and 6,180,953 shares subject to possible redemption, respectively)	$ 364	$ 364	$ 357
Capital contributed in excess of par	1,009,737	$ 1,009,737
Distributions	(309,015)
Additional Paid-in Capital			6,085,062
Retained earnings	(227,568)	$ (111,990)	(1,085,418)
Total Stockholders' Equity	473,518	898,111	5,000,001
Total Liabilities and Stockholders' Equity	$ 3,761,796	$ 1,502,285	$ 75,255,088